SCHEDULE OF DISAGGREGATION OF REVENUE BY BUSINESS SEGMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from External Customer [Line Items]
Revenue from external customers	$ 58,425	$ 62,741	$ 62,693
Cost of revenue	47,204	50,439	50,697
Gross profit	11,221	12,302	11,996
Operating expenses	11,272	11,053	9,141
Segment results	(51)	1,249	2,855
Segment assets	41,418	45,775	44,161
On Highway Business [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	24,511	25,837	26,900
Cost of revenue	18,867	20,247	21,349
Gross profit	5,644	5,589	5,551
Operating expenses	4,972	5,188	4,433
Segment results	672	774	1,118
Segment assets	14,942	14,847	15,254
Off Highway Business [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	29,330	31,315	32,621
Cost of revenue	24,446	26,436	26,731
Gross profit	4,884	4,879	5,890
Operating expenses	4,677	4,953	3,948
Segment results	207	(447)	1,942
Segment assets	19,470	25,380	23,778
Engineering Services [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	4,584	5,589	3,172
Cost of revenue	3,891	3,756	2,617
Gross profit	693	1,834	555
Operating expenses	1,623	912	760
Segment results	(930)	922	(205)
Segment assets	$ 7,006	$ 5,548	$ 5,129